Earnings per share	12 Months Ended
Mar. 31, 2025
Earnings per share
Earnings per share

8. Earnings per share
Basic earnings per share is the amount of profit generated for the financial year attributable to equity shareholders divided by the weighted average number of shares in issue during the year.

	2025 Millions	2024 Millions	2023 Millions

Weighted average number of shares for basic earnings per share	26,149	27,056	27,680

Effect of dilutive potential shares: Employee share schemes	–	95	95

Weighted average number of shares for diluted earnings per share	26,149	27,151	27,775

	2025 €m	2024 € m	2023 € m

(Loss)/profit for earnings per share from continuing operations attributable to owners	(4,147)	1,205	12,085

Loss for earnings per share from discontinued operations attributable to owners	(22)	(65)	(247)

(Loss)/profit for basic and diluted earnings per share	(4,169)	1,140	11,838

	2025 eurocents	2024 eurocents	2023 eurocents

Basic (loss)/earnings per share from continuing operations	(15.86)c	4.45c	43.66c

Basic (loss) per share from discontinued operations	(0.08)c	(0.24)c	(0.89)c

Basic (loss)/earnings per share	(15.94)c	4.21c	42.77c

	2025 eurocents	2024 eurocents	2023 eurocents

Diluted (loss)/earnings per share from continuing operations	(15.86)c	4.44c	43.51c

Diluted loss per share from discontinued operations	(0.08)c	(0.24)c	(0.89)c

Diluted (loss)/earnings per share	(15.94)c	4.20c	42.62c